RETIREMENT BENEFIT OBLIGATIONS - Schedule of Change in Fair Value of Scheme Assets (Details) - Post employment retirement benefits - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in the fair value of scheme assets
At 1 January	£ 51,534	£ 51,127
Return on plan assets excluding amounts included in interest income	(20,302)	449
Interest income	997	733
Employer contributions	2,530	1,344
Benefits paid	(2,048)	(2,034)
Settlements	(13)	(23)
Administrative costs paid	(34)	(38)
Exchange and other adjustments	33	(24)
At 31 December	£ 32,697	£ 51,534